Equity (Summary of RSUs activity) (Details)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Number of RSUs
RSUs outstanding as of January 1, 2016 | shares	559,124
Forfeited | shares	(70,942)
Vested | shares	(43,557)
RSUs outstanding as of June 30, 2016 | shares	444,625
Weighted Average Grant Date Fair Value
RSUs outstanding as of January 1, 2016 | $ / shares	$ 81.35
Forfeited | $ / shares	78.77
Vested | $ / shares	94.73
RSUs outstanding as of June 30, 2016 | $ / shares	$ 80.45